Stockholders' Equity - Additional Information (Details) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Apr. 26, 2021 USD ($) vote $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Apr. 25, 2021 $ / shares shares	Mar. 31, 2021 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Offering costs reclassified into stockholders' equity (deficit) | $	$ 2.2
Common stock, shares authorized (in shares) | shares		0	176,000,000	176,000,000
Common stock, par value (in dollars per share)		$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized (in shares) | shares		0	114,164,600	114,164,600	100,000,000	114,164,600
Preferred stock, par value (in dollars per share)		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, dividends per share, declared (in dollars per share)		$ 0	$ 0	$ 0.07
IPO
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued and sold (in shares) | shares	10,425,000
Sale of stock, price per share (in dollars per share)	$ 16.00
Sale of stock, net proceeds | $	$ 156.0
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued and sold (in shares) | shares	1,425,000
Common Stock, Class A
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized (in shares) | shares		1,000,000,000	0	0	1,000,000,000
Common stock, par value (in dollars per share)		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Class B
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized (in shares) | shares		500,000,000	0	0	500,000,000
Common stock, par value (in dollars per share)		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, number of votes | vote	10
Common stock, conversion ratio	1	1
Series, A, A-1, and B Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, convertible, conversion price (in dollars per share)			$ 4.85
Convertible, maximum conversion proceeds | $		$ 100.0
Preferred shares, Series C-1
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized (in shares) | shares			52,407,360	52,407,360
Preferred stock, convertible, threshold triggering even share price value (in dollars per share)		$ 8.86
Preferred stock, convertible, conversion price subject to certain approvals and requirements (in dollars per share)		$ 6.48